Document And Entity Information	Aug. 15, 2022
Document Information [Line Items]
Entity, Registrant Name	Panbela Therapeutics, Inc
Document, Type	8-K
Document, Period End Date	Aug. 15, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39468
Entity, Tax Identification Number	88-2805017
Entity, Address, Address Line One	712 Vista Blvd #305
Entity, Address, City or Town	Waconia
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55387
City Area Code	952
Local Phone Number	479-1196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PBLA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001029125